Financial debt - Parenthetical (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Aug. 28, 2012 MXN ($)
Disclosure of financial debt [Line Items]
Notional amount		$ 5,000,000
Loan in the amount of 70,000 thousand dollars, maturing in June 2017, at LIBOR (3) rate plus 0.44 percentage points [member]
Disclosure of financial debt [Line Items]
Notional amount	$ 70,000
Borrowings, maturity	June 2017
Borrowings, interest rate basis	LIBOR (3) rate plus 0.44 percentage points
Loan in the amount of 70,000 thousand dollars, maturing in July 2017, at LIBOR (3) rate plus 0.425 percentage points [member]
Disclosure of financial debt [Line Items]
Notional amount	$ 70,000
Borrowings, maturity	July 2017
Borrowings, interest rate basis	LIBOR (3) rate plus 0.425 percentage points
Denominated in pesos, maturing in January 2018, at TIIE (1) FIRA (2) rate plus 0.60 percentage points [member]
Disclosure of financial debt [Line Items]
Borrowings, maturity	January 2018
Borrowings, interest rate basis	TIIE (1) FIRA (2) rate plus 0.60 percentage points
Denominated in pesos, maturing in January 2019, at TIIE (1) FIRA (2) rate plus 1.25 percentage points [member]
Disclosure of financial debt [Line Items]
Borrowings, maturity	January 2019
Borrowings, interest rate basis	TIIE (1) FIRA (2) rate plus 1.25 percentage points
Loan of 140,000 thousand dollars, maturing in February 2019, at fixed rate 2.29 percentage points [member]
Disclosure of financial debt [Line Items]
Notional amount	$ 140,000
Borrowings, maturity	February 2019
Borrowings, interest rate basis	fixed rate 2.29 percentage points
Denominated in pesos, maturing in February 2019, at TIIE (1) rate plus 1.25 percentage points.
Disclosure of financial debt [Line Items]
Borrowings, maturity	February 2019
Borrowings, interest rate basis	TIIE (1) rate plus 1.25 percentage points
Denominated in pesos, maturing in March 2019, at TIIE (1) rate plus 1.25 percentage points.
Disclosure of financial debt [Line Items]
Borrowings, maturity	March 2019
Borrowings, interest rate basis	TIIE (1) rate plus 1.25 percentage points
Denominated in pesos, maturing in May 2019, at TIIE (1) rate plus 0.40 percentage points.
Disclosure of financial debt [Line Items]
Borrowings, maturity	May 2019
Borrowings, interest rate basis	TIIE (1) rate plus 0.40 percentage points
Loan in the amount of 70,000 thousand dollars, maturing in January 2020, at LIBOR (3) rate plus 0.62 percentage points
Disclosure of financial debt [Line Items]
Notional amount	$ 70,000
Borrowings, maturity	January 2020
Borrowings, interest rate basis	LIBOR (3) rate plus 0.62 percentage points
Loan denominated in pesos, maturing in January 2020, at TIIE (1) rate plus 0.50 percentage points.
Disclosure of financial debt [Line Items]
Borrowings, maturity	January 2020
Borrowings, interest rate basis	TIIE (1) rate plus 0.50 percentage points
Loan denominated in pesos, maturing in February 2020, at TIIE (1) rate plus 1.05 percentage points.
Disclosure of financial debt [Line Items]
Borrowings, maturity	February 2020
Borrowings, interest rate basis	TIIE (1) rate plus 1.05 percentage points
Loan in the amount of 80,000 thousand dollars, maturing in February 2020, at LIBOR6 (4) rate plus 0.35 percentage points.
Disclosure of financial debt [Line Items]
Notional amount	$ 80,000
Borrowings, maturity	February 2020
Borrowings, interest rate basis	LIBOR6 (4) rate plus 0.35 percentage points
Loan denominated in pesos, maturing in May 2020, at TIIE (1) rate plus 1.05 percentage points.
Disclosure of financial debt [Line Items]
Borrowings, maturity	May 2020
Borrowings, interest rate basis	TIIE (1) rate plus 1.05 percentage points
Loan denominated in pesos, maturing in June 2020, at TIIE (1) rate plus 0.50 percentage points.
Disclosure of financial debt [Line Items]
Borrowings, maturity	June 2020
Borrowings, interest rate basis	TIIE (1) rate plus 0.50 percentage points